Net Sales - Summary of Net Sales (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net sales [line items]
Net sales	kr 263,351	kr 271,546	kr 232,314
Of which IPR licensing revenues	11,101	10,399	8,134
Of which export sales from Sweden	125,242	153,833	140,898
Hardware [member]
Disclosure of net sales [line items]
Net sales	99,642	119,215	106,399
Software [member]
Disclosure of net sales [line items]
Net sales	59,123	54,809	45,798
Services [member]
Disclosure of net sales [line items]
Net sales	kr 104,586	kr 97,522	kr 80,117